Transactions With Related Parties (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of related party [text block] [Abstract]
Loan with non-controlled companies	$ 1,174	$ 2,286	$ 2,059